Other current operating assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	SFr 29.0	SFr 20.8
Indirect taxes (VAT/GST) receivables	45.4	26.6
Prepaid gift cards	13.0	6.2
Other current operating assets	26.3	7.5
Other current operating assets	SFr 113.7	SFr 61.2